Restricted Cash (Details) - USD ($)			12 Months Ended
	Sep. 29, 2023	Jun. 29, 2023	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Restricted Cash (Details) [Line Items]
Held in escrow			$ 16,816,842	$ 13,657,974	$ 29,487,616
Investors sold shares (in Shares)		1,191,016	124,949
Invesment open market at a price range (in Dollars per share)	$ 2
Restricted cash	$ 1,500,000
Loss on settlement			$ (378,895)
Meteora Backstop Agreement [Member]
Restricted Cash (Details) [Line Items]
Restricted cash			$ 14,000,000
Minimum [Member]
Restricted Cash (Details) [Line Items]
Invesment open market at a price range (in Dollars per share)		$ 1.51
Maximum [Member]
Restricted Cash (Details) [Line Items]
Invesment open market at a price range (in Dollars per share)		$ 1.61